RIGHT TO USE ASSETS AND LEASE LIABILITY (Details Narrative)							9 Months Ended	12 Months Ended
	Sep. 20, 2024 USD ($) ft²	Jan. 31, 2024 USD ($) ft²	Apr. 16, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 05, 2019 USD ($) ft²	May 09, 2019 USD ($) m²	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2021 USD ($) m²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Renewal Term	6 years	5 years		2 years	2 years
Area of land | ft²	80	700		5,000	5,000
Lessee, Operating Lease, Liability, to be Paid, Year One				$ 42,000	$ 42,000		$ 51,544		$ 51,544	$ 54,144				$ 39,200
Lessee, Operating Lease, Liability, to be Paid, Year Two		$ 7,284		$ 44,800	$ 44,800		13,143		13,143	44,344				$ 42,000
Operating Lease, Right-of-Use Asset	$ 39,489	$ 30,084					98,666		98,666	95,808		$ 58,849
Operating Lease, Liability, Current							57,518		57,518	41,789		39,200
Lessee, Operating Lease, Description	If the agreement is renewed, price will increase with Vietnam’s state land price bracket, not to exceed 10%.	For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Operating Lease, Liability	$ 39,489	$ 30,084					100,066		100,066	96,157		59,897
Security Deposit	3,657						7,174		7,174	3,518		$ 3,518
Additional security deposit	$ 3,657
Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Renewal Term						5 years							5 years
Area of land | m²						4,560.57							6,000
Lessee, Operating Lease, Liability, to be Paid, Year One													$ 8,645
Lessee, Operating Lease, Liability, to be Paid, Year Two						$ 45,150
Operating Lease, Right-of-Use Asset													$ 241,800
Rent increase percentage						5.00%
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Operating Lease, Renewal Term		5 years
Area of land | ft²		700
Lessee, Operating Lease, Liability, to be Paid, Year Two		$ 7,284
Lessee, Operating Lease, Description		For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent			$ 42,000				2,508			2,508
Lessee, Operating Lease, Description				the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019, and ended on September 30, 2021, for its research and development headquarters.	the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ended on September 30, 2021, for its research and development headquarters.
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent							44,800			44,800	$ 44,800
Operating Lease Agreements [Member] | October 1, 2023 through September 30, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent							44,800		44,800	44,800
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent										47,600
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent								$ 47,600
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Rent							47,600			47,600
Adoption of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Right-of-Use Asset							79,862		79,862	79,862
Operating Lease, Liability, Current							79,862		79,862	79,862
Adoption of New Guidance [Member] | October 1, 2024 through September 30, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Right-of-Use Asset							85,022		85,022	85,022
Operating Lease, Liability, Current							$ 85,022		$ 85,022	$ 85,022